EQUITY FINANCING AGREEMENT AND NOTE PAYABLE (Details Narrative) - GHS Investments, Inc [Member] - Equity Financing Agreement and Registration Rights Agreement [Member] - USD ($)		1 Months Ended
	Jun. 05, 2018	Jun. 30, 2018
No of shares issued	20,000,000
Promissory note principal amount	$ 40,000
Interest rate	8.00%
Interest rate repaid	May 23, 2019
Accrued interest expense		$ 219